Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares,
Amount Registered | shares	135,013,150
Proposed Maximum Offering Price per Unit	6.36
Maximum Aggregate Offering Price	$ 858,683,634.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 118,584.21
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Ordinary Shares being registered hereunder include such indeterminate number of Ordinary Shares as may be issuable with respect to the Ordinary Shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee according to Rule 457(c) under the Securities Act, based on the average of the high ($6.89) and low ($5.82) prices of the registrant’s Ordinary Shares reported on the Nasdaq Global Market on November 7, 2025, which is within five business days prior to filing this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Advisor Warrant
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 7,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 966.70
Offering Note	Represents Ordinary Shares issuable upon exercise of outstanding warrants at the exercise price per share so indicated.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Lower Bridge Warrants
Amount Registered | shares	851,483
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 9,792,054.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,352.29
Offering Note	Represents Ordinary Shares issuable upon exercise of outstanding warrants at the exercise price per share so indicated.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Half Warrants
Amount Registered | shares	1,841,751
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 22,101,012.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,052.15
Offering Note	Represents Ordinary Shares issuable upon exercise of outstanding warrants at the exercise price per share so indicated.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Upper Bridge Warrants
Amount Registered | shares	851,483
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 12,772,245.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,763.85
Offering Note	Represents Ordinary Shares issuable upon exercise of outstanding warrants at the exercise price per share so indicated.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Quarter Warrants
Amount Registered | shares	920,876
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 14,734,016.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,034.77
Offering Note	Represents Ordinary Shares issuable upon exercise of outstanding warrants at the exercise price per share so indicated.